Summary of Significant Accounting Policies - Summary of Net Income Generated (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Derived From Participation In An Organization [Line Items]
Time and Voyage charter revenues from Luna Pool collaborative arrangements	$ 26,555	$ 12,830
Brokerage commissions	(4,802)	(5,095)	$ (4,938)
Voyage Expenses	71,953	63,372	55,310
Voyage Expenses – Luna Pool collaborative arrangements	20,913	12,418
Total net operating income from the Luna Pool	(2,951)	41,754	32,611
Other Income	367	199
(Loss)/income before income taxes and share of equity method investments	(38,394)	1,279	$ (15,129)
NVGS Luna Pool Agency Limited [Member]
Revenue Derived From Participation In An Organization [Line Items]
Brokerage commissions	(1,413)	(804)
Voyage Expenses	(34,130)	(14,966)
Voyage Expenses – Luna Pool collaborative arrangements	(20,913)	(12,418)
Total net operating income from the Luna Pool	60,691	34,255
Other Income	367	199
(Loss)/income before income taxes and share of equity method investments	61,058	34,454
NVGS Luna Pool Agency Limited [Member] | Time And Voyage And Charter Revenues [Member]
Revenue Derived From Participation In An Organization [Line Items]
Time and Voyage Charter Revenues	90,592	49,613
Time and Voyage charter revenues from Luna Pool collaborative arrangements	$ 26,555	$ 12,830